Borrowings - Summary of Short Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: financial liabilities for hedging - current	$ (12,516,971)	$ (408,784)	$ (12,204,620)
Short-term borrowings	37,737,217	1,232,437	34,526,510
Short Term Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Secured bank loans, annual interest rates were 2.73%-3.63% and 4.80%-5.40% as of December 31, 2022 and 2023, respectively	354,064	11,563	772,896
Unsecured bank loans, annual interest rates were 1.42%-6.50% and 1.55%-7.57% as of December 31, 2022 and 2023, respectively	49,900,124	1,629,658	45,958,234
Borrowings	50,254,188	1,641,221	46,731,130
Less: financial liabilities for hedging - current	12,516,971	408,784	12,204,620
Short-term borrowings	$ 37,737,217	$ 1,232,437	$ 34,526,510